Long-Term U.S. Government Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Corporate Bonds (0.7%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical (0.2%)
United Airlines Pass Through Trust, Series 2016-2, Class A 3.100%, 4/7/30	168,283	163
United Airlines Pass Through Trust, Series 2016-2, Class AA 2.875%, 4/7/30	168,283	171

Total		334

Industrial (0.3%)
Vessel Management Services, Inc. 3.432%, 8/15/36	431,000	465

Total		465

Utilities (0.2%)
Duke Energy Florida LLC 2.500%, 12/1/29	200,000	204

Total		204

Total Corporate Bonds (Cost: $967)		1,003

Governments (112.6%)
Governments (112.6%)
Federal National Mortgage Association 5.625%, 4/17/28	100,000	128
Resolution Funding Corp. Stripped 0.000%, 4/15/30 PO	4,800,000	4,021
0.000%, 4/15/28 IO	400,000	357
Tennessee Valley Authority Stripped 0.000%, 5/1/30 PO	500,000	422
US Treasury
0.010%, 7/6/21 b	281,000	281
0.125%, 1/15/24	5,100,000	5,074
1.125%, 2/15/31	3,200,000	3,023
1.125%, 5/15/40	6,790,000	5,540
1.125%, 8/15/40 b	65,580,000	53,325
1.125%, 2/29/28	190,000	187
1.375%, 11/15/40	11,900,000	10,122
1.375%, 8/15/50	3,300,000	2,587
1.375%, 8/31/26	100,000	102
1.625%, 11/15/50	1,700,000	1,417
1.875%, 2/15/41	6,300,000	5,866
2.000%, 2/15/50	44,180,000	40,402
2.000%, 10/31/21 b	3,800,000	3,843
2.000%, 6/30/24 b	700,000	735
2.125%, 3/31/24 b	1,000,000	1,053
2.125%, 5/15/25	410,000	434
2.500%, 2/15/46	940,000	958
2.875%, 5/15/49	1,350,000	1,482
3.000%, 11/15/45	370,000	413
3.000%, 2/15/48	330,000	370
3.000%, 8/15/48	700,000	786
3.125%, 5/15/48	2,430,000	2,787
3.500%, 2/15/39	50,000	60
4.375%, 2/15/38	2,240,000	2,963

Governments (112.6%)	Shares/ Par +	Value $ (000’s)

Governments continued
4.500%, 5/15/38	1,440,000	1,933
US Treasury Stripped
0.000%, 8/15/34 IO	850,000	636
0.000%, 11/15/43 PO	700,000	404

Total		151,711

Total Governments (Cost: $170,840)		151,711

Structured Products (12.3%)
Asset Backed Securities (0.5%)
ECMC Group Student Loan Trust, Series 2018-1A, Class A
0.859%, (ICE LIBOR USD 1 Month plus 0.750%), 2/27/68 144A	64,122	64
Massachusetts Educational Financing Authority, Series 2008-1, Class A1
1.168%, (ICE LIBOR USD 3 Month plus 0.950%), 4/25/38	34,278	34
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A 3.430%, 12/16/24 144A	260,970	263
SLM Student Loan Trust, Series 2003-7A, Class A5A
1.384%, (ICE LIBOR USD 3 Month plus 1.200%), 12/15/33 144A	95,757	96
Towd Point Mortgage Trust, Series 2019-4, Class A1 2.900%, (AFC), 10/25/59 144A	151,632	158
Towd Point Mortgage Trust, Series 2019-SJ3, Class A1 3.000%, (AFC), 11/25/59 144A	151,944	154

Total		769

Mortgage Securities (11.8%)
BWAY Mortgage Trust, Series 2013-1515, Class A2 3.454%, 3/10/33 144A	300,000	321
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A 2.778%, (CSTR), 11/10/31 144A	600,000	623
COMM Mortgage Trust, Series 2018-HOME, Class A 3.815%, (AFC), 4/10/33 144A	200,000	214
Commercial Mortgage Pass Through Certificates, Series 2016-667M, Class A 3.140%, 10/10/36 144A	700,000	738
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3 2.595%, (CSTR), 7/25/33	448	1
DBWF Mortgage Trust, Series 2016-85T, Class A 3.791%, 12/10/36 144A	800,000	881

Long-Term U.S. Government Bond Portfolio

Structured Products (12.3%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 2752, Class EZ 5.500%, 2/15/34	179,911	205
Federal Home Loan Mortgage Corp., Series 3759, Class FB
0.606%, (ICE LIBOR USD 1 Month plus 0.500%), 11/15/40	34,185	35
Federal Home Loan Mortgage Corp., Series 4092, Class AY 3.000%, 8/15/32	2,200,000	2,291
Federal Home Loan Mortgage Corp., Series 4387, Class AZ 4.000%, 9/15/44	2,592,739	2,842
Federal Home Loan Mortgage Corp., Series 4398, Class ZX 4.000%, 9/15/54	775,238	884
Federal Home Loan Mortgage Corp., Series 4830, Class ZG 3.000%, 4/15/53	730,832	721
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1
1.659%, (Federal Reserve US 12 Month Cumulative Avg 1 year Constant Maturity plus 1.400%), 7/25/44	6,707	7
Federal National Mortgage Association
3.600%, 2/1/40	596,741	605
5.000%, 6/1/35	35,965	42
5.000%, 2/1/36	54,938	64
5.500%, 5/1/49	46,515	52
Federal National Mortgage Association, Series 2007-39, Class NZ 4.250%, 5/25/37	140,435	151
Federal National Mortgage Association, Series 2012-101, Class FC
0.609%, (ICE LIBOR USD 1 Month plus 0.500%), 9/25/42	46,945	46
Federal National Mortgage Association, Series 2016-61, Class ML 3.000%, 9/25/46	900,000	921
Freddie Mac Military Housing Bonds Resecuritization Trust, Series 2015-R1, Class A2 4.323%, (CSTR), 10/25/52 144A	573,010	618
Government National Mortgage Association, Series 2010-26, Class OW 0.010%, 2/20/40 PO	441,295	376
Government National Mortgage Association, Series 2010-75, Class OA 0.010%, 9/20/35 PO	302,768	274
GS Mortgage Securities Trust, Series 2015-590M, Class B 3.805%, (CSTR), 10/10/35 144A	300,000	313
Hilton USA Trust, Series 2016-HHV, Class A 3.719%, 11/5/38 144A	300,000	323
Hilton USA Trust, Series 2016-HHV, Class C 4.194%, (CSTR), 11/5/38 144A	400,000	427
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A 3.868%, (CSTR, AFC), 5/25/33	942	1
MSSG Trust, Series 2017-237P, Class A 3.397%, 9/13/39 144A	700,000	749

Structured Products (12.3%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1 2.750%, (AFC), 11/25/59 144A	168,464	176
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1
0.770%, (ICE LIBOR USD 1 Month plus 0.660%), (AFC), 10/19/34	3,018	3
VNDO Trust, Series 2016-350P, Class A 3.805%, 1/10/35 144A	800,000	848
Worldwide Plaza Trust, Series 2017-WWP, Class A 3.526%, 11/10/36 144A	100,000	108

Total		15,860

Total Structured Products (Cost: $15,968)		16,629

Short-Term Investments (1.1%)

Money Market Funds (1.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040%#	1,531,990	1,532

Total		1,532

Total Short-Term Investments (Cost: $1,532)		1,532

Total Investments (126.7%) (Cost: $189,307)@		170,875

Other Assets, Less Liabilities (-26.7%)		(36,195)

Net Assets (100.0%)		134,680

Long-Term U.S. Government Bond Portfolio

Securities Sold Short

Description	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)

Uniform Mortgage Backed Security TBA	$(5,300)	$(5,330)	$(5,280)

	$(5,300)	$(5,330)	$(5,280)

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

Five-Year US Treasury Note Future	Long	USD	9,800	98	6/21	$12,093	$(44)	$(16)
Ten-Year US Treasury Note Future	Long	USD	800	8	6/21	1,047	(17)	(2)
Ultra Long Term US Treasury Bond Future	Short	USD	3,100	31	6/21	4,454	166	11
Ultra Long Term US Treasury Bond Future	Long	USD	4,000	40	6/21	7,249	(211)	(46)
US Treasury Long Bond Future	Short	USD	13,500	135	6/21	20,870	813	59

							$707	$6

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)

3-Month USD-LIBOR	0.400%	3/26	6,300	USD	$20	$178	$198	$ 8
3-Month USD-LIBOR	0.750%	3/31	1,100	USD	11	95	106	2
3-Month USD-LIBOR	1.250%	6/41	6,010	USD	137	796	933	25
3-Month USD-LIBOR	1.150%	3/51	5,100	USD	118	1,104	1,222	29

					$286	$2,173	$2,459	$ 64

Centrally Cleared Interest Rate Swaps - Pay Floating Rate
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)

3-Month USD-LIBOR	1.000%	12/25	9,700	USD	$211	$(200)	$11	$ (11)
3-Month USD-LIBOR	1.000%	3/51	4,520	USD	(505)	(735)	(1,240)	(26)
6-Month EUR-EURIBOR	1.000%	12/30	100	USD	(1)	(6)	(7)	–p
6-Month EUR-EURIBOR	1.250%	12/50	2,100	USD	(185)	(280)	(465)	(11)

					$(480)	$(1,221)	$(1,701)	$ (48)

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$64	$70	$134	$(48)	$(64)	$(112)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
b

Cash or securities with an aggregate value of $59,237 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2021.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the value of these securities (in thousands) was $7,074 representing 5.3% of the net assets.

#	7-Day yield as of 3/31/2021.
@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $183,783 and the net unrealized appreciation of investments based on that cost was $16,722 which is comprised of $4,979 aggregate gross unrealized appreciation and $21,701 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Long-Term U.S. Government Bond Portfolio

p	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$1,004	$—
Governments	—	151,711	—
Structured Products	—	16,629	—
Short-Term Investments	1,532	—	—
Other Financial Instruments^
Futures	979	—	—
Interest Rate Swaps	—	2,470	—

Total Assets:	$2,511	$171,814	$—

Liabilities:
Other Financial Instruments^
Futures	(272)	—	—
Interest Rate Swaps	—	(1,712)	—
Securities Sold Short	—	(5,280)	—

Total Liabilities:	$(272)	$(6,992)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand